Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Sep. 30, 2013 Unaudited	Dec. 31, 2012 Audited
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	74,862,146	92,928,477	79,813,071
Common Stock, shares outstanding	74,862,146	92,928,477	79,813,071
Common stock subscribed not yet issued	525,000	0	1,500,000